Shareholder Report, Line Graph (Details) 193998_Innovator International Developed Power Buffer ETF - March_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Feb. 29, 2024	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - March
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator International Developed Power Buffer ETF - March NAV
Accumulated Value	$ 10,302	$ 10,000	$ 11,589
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Net (USD)
Accumulated Value	10,432	10,000	$ 12,835
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Price (USD)
Accumulated Value	$ 10,205	$ 10,000	$ 12,238